CAPITAL STOCK AND REVERSE STOCK SPLIT (Details Narrative) - USD ($)										3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 25, 2022	Mar. 07, 2022	Dec. 21, 2021	Oct. 19, 2021	Sep. 28, 2021	Jul. 27, 2021	Jul. 01, 2021	Apr. 23, 2021	Dec. 11, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Nov. 25, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized										337,500		337,500		337,500	337,500
Preferred stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized										500,000,000		500,000,000		500,000,000	125,000,000		1,800,000,000			1,500,000,000	750,000,000	250,000,000
Common stock par value		$ 0.001								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued										59,363,988		59,363,988		2,615,737	122,044
Common stock, shares outstanding										59,363,988		59,363,988		2,615,737	122,044
Warrants exercised with cashless														7,567	2,416
Number of warrants to acquire common stock, shares										0		0							39
Reverse stock split		1-for-8					1-for-2,000							Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)
Gross proceeds															$ 846,801
Accrued dividend													$ 104,631	$ 104,631	40,149
Amortization of debt discount												$ 625,783	$ 1,549,752	$ 2,321,011	2,906,645
Capital Units, Authorized														125,000,000
Common stock, voting rights description														All shares have equal voting rights, are non-assessable, and have one vote per share.
Financing cost															10,000
Financing discount															$ 143,199
Common stock issued for cashless warrant															1,116
Warrants term										3 years 3 months 29 days		3 years 3 months 29 days
Warrants weighted average exercise price										$ 22.07		$ 22.07		$ 22.07	$ 27.86	$ 20.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														20,699	141,721
Debt Instrument, Face Amount																			$ 100,000
Warrant One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 6	$ 120
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														1,533	6,933
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 36	$ 36		$ 120						$ 6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,917	15,666		6,933						19,166
Warrant [Member] | Secured Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount					$ 282,000	$ 282,000		$ 832,000
Commercial Paper [Member]
Class of Stock [Line Items]
Conversion of stock shares issued															1,414
Shares Issued for Conversion of Debt [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt															24,536
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value	$ 0.001
Number of shares issued	931,000
Gross proceeds	$ 931,000
Shares Issued, Price Per Share	$ 1.00
Coomon Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Number of warrants to acquire common stock, shares									6,250
Common stock issued for cashless warrant									1,250
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 160
Coomon Stock Purchase Agreement [Member] | Triton Funds LP [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants to purchase common stock									$ 1,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount																$ 81,000
Holders [Member]
Class of Stock [Line Items]
Warrants outstanding																2
Loss on settlement in exchange of warrants																$ 100,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt										6,676,796	151,200	10,807,823	165,273	998,899	24,536
Stock issued for adjustment to investors										45,619,000		45,619,000
Stock-based compensation										321,428		321,428			1,227
Common stock, shares issued										59,363,988		59,363,988		2,615,737
Common stock, shares outstanding										59,363,988		59,363,988		2,615,737
Number of shares issued															10,419
Gross proceeds															$ 10
Shares issued upon exercise of warrant													6,631	6,631	1,116
Asset purchase agreement consideration shares											380,952		380,952	380,952
Stock Issued During Period, Shares, Conversion of Units											108,000		108,000	108,000	18,024
Shares issued for service											153,491		153,491	50,041
CoShares issued as loan fee											12,551		18,170	18,170	1,414
Cash pursuant to private placement offfering														931,000
Common Stock [Member] | Shares Issuance for Cash [Member]
Class of Stock [Line Items]
Number of shares issued															10,419
Gross proceeds															$ 1,000,000
Warrant [Member]
Class of Stock [Line Items]
Number of warrants to acquire common stock, shares																21
Warrants term																5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.44	$ 36												$ 8,000
Increasein warants																22,919
Warrants exercisable																23,057
Warrants weighted average exercise price																$ 81.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			74,671	40,404
Warrant [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount			$ 555,555	$ 444,444
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										150,000		150,000		150,000	150,000
Preferred stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Debt Conversion, Converted Instrument, Shares Issued												1,000
Preferred Stock, Voting Rights												entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock
Preferred stock, shares issued										149,892		149,892		149,892	150,000
Preferred stock, shares outstanding										149,892		149,892		149,892	150,000
[custom:NumberOfCommonSharesEquivalentToSeriesA]														15,000
Conversion of stock shares issued														108,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
[custom:NumberOfSharesHolds]														149,892
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										80,000		80,000		80,000				80,000
Preferred stock, par value										$ 10		$ 10		$ 10				$ 0.001
Preferred stock, shares issued										0		0		0	29,750
Preferred stock, shares outstanding										0		0		0	29,750
Preferred stock, description												Each share of Series B (i) is convertible into Common stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common stock during the twenty (20) days of trading preceding the date of the conversion; (ii) earns dividends at the rate of nine percent (9%) per annum; and, (iii) has no voting rights		Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) is convertible into Common stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common stock during the twenty (20) days of trading preceding the date of the conversion; (iii) earns dividends at the rate of nine percent (9%) per annum; and, (iv) has no voting rights.
Number of shares issued														7,875
Gross proceeds														$ 78,750
Financing fees														$ 3,750
Shares redeemed, shares														37,625
Shares redeemed, value														$ 487,730
Accrued dividend														104,631
Amortization of debt discount														$ 22,439
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued															18,024
Shares issued for service															1,227